NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Financial Assets and Liabilities measured at fair value on a recurring basis (Tables)	Mar. 31, 2023
March 31, 2023
Schedule of Financial Assets and Liabilities measured at fair value on a recurring basis

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2021	$92,527	-	-	$92,527
Derivative liability	102,011	-	-	102,011
Fair Value at December 31, 2022	$102,011	-	-	$102,011
Derivative liability	186,919	-	-	186,919
Fair Value at March 31, 2023	$186,919	-	-	$186,919

December 31, 2022
Schedule of Financial Assets and Liabilities measured at fair value on a recurring basis

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2020	$7,202	-	-	$7,202
Derivative liability	$92,527	-	-	$92,527
Fair Value at December 31, 2021	$92,527	-	-	$92,527
Derivative liability	$102,011	-	-	$102,011
Fair Value at December 31, 2022	$102,011	-	-	$102,011